Leases - Lease liabilities by currency (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease liabilities	$ 563	$ 557	$ 567
Pound sterling
Leases
Lease liabilities	61	53
Euro
Leases
Lease liabilities	88	94
US dollar
Leases
Lease liabilities	337	335
Other currencies
Leases
Lease liabilities	$ 77	$ 75